Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments

As of December 31, 2015, future minimum commitments under non-cancelable agreements were as follows:

	2016	2017	2018	2019	2020	Thereafter	Total
	US$	US$	US$	US$	US$	US$	US$
Operating lease commitments	20,047	15,176	10,437	2,477	316	602	49,055
Server custody and bandwidth fee commitments	3,240	2,026	1,182	—	—	—	6,448
Advertising commitments	150,165	—	—	—	—	—	150,165
Amended Convertible Note issued to Tencent	283,679	—	—	—	—	—	283,679
Total	457,131	17,202	11,619	2,477	316	602	489,347